Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Warrants
Note 5.    Warrants
In November 2018, in conjunction with the Company entering into a senior secured multi-draw term loan, Opportunity Finance, LLC issued warrant units to the lender. At close, warrant units equal to 1.0 percent of the total outstanding fully diluted units of equity (preferred units plus class A units) of Opportunity Financial, LLC were issued. Under the terms of the loan agreement, borrowings are subject to additional warrants equal to 0.5 percent of the total outstanding fully diluted units of equity as additional debt is drawn on the facility up to $10,000 thousand. The Company uses an unrelated third party to estimate the fair value of the warrant units issued
.
The fair value of the warrant units was estimated using an option pricing model that used the following assumptions:

	June 30, 2021	December 31, 2020
Expected term	3 years	3 years
Volatility	49.0%	52.0%
Discount for lack of marketability	35.0%	45.0%
Risk free rate	0.3%	0.2%
The total proceeds were allocated on a relative fair value basis to the two instruments issued in conjunction and the amount allocated to the warrant units also represented a discount to the debt which is being amortized into interest expense over the term of the agreement. As of June 30, 2021 and December 31, 2020, the fair value of the warrant unit liability was $4,629 thousand and $1,309 thousand, respectively, and is included in accrued expenses in the consolidated balance sheets.

Note 5. Warrants
In November 2018, in conjunction with the Company entering into a senior secured multi-draw term loan, Opportunity Finance, LLC issued warrant units to the lender. At close, warrant units equal to 1.0 percent of the total outstanding fully diluted units of equity (preferred units plus class A units) of Opportunity Financial, LLC were issued. Under the terms of the loan agreement, borrowings are subject to additional warrants equal to 0.5 percent of the total outstanding fully diluted units of equity as additional debt is drawn on the facility up to $10,000,000. The Company uses an unrelated third party to estimate the fair value of the warrant units issued.
The fair value of the warrant units was estimated using an option pricing model that used the following assumptions:

	2020	2019
Expected term	3 years	3 years
Volatility	52.0%	60.0%
Discount for lack of marketability	45.0%	45.0%
Risk free rate	0.2%	1.6%

The total proceeds were allocated on a
relative
fair value basis to the two instruments issued in conjunction and the amount allocated to the warrant units also represented a discount to the debt which is being amortized into interest expense over the term of the agreement. As of December 31, 2020 and 2019, the fair value of the warrant unit liability was $1,309,335 and $112,521, respectively, and is included in accrued expenses in the consolidated balance sheets.